PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund Expense Example - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192